T. ROWE PRICE Small-Cap Value Fund
September 30, 2023 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 95.7%
COMMUNICATION SERVICES 1.2%
Diversified Telecommunication Services 0.1%
Frontier Communications Parent (1) 768,100 12,021
GCI Liberty, EC (2) 399,039 —
12,021
Media 1.1%
Advantage Solutions (1)(3) 6,256,323 17,768
Advantage Solutions, Warrants, 12/31/26, 11.50% (1) 400,000 86
Boston Omaha, Class A (1) 462,858 7,586
New York Times, Class A  1,780,600 73,361
Nexstar Media Group  59,900 8,588
Saga Communications, Class A  120,754 2,591
109,980
Total Communication Services 122,001
CONSUMER DISCRETIONARY 9.5%
Automobile Components 1.2%
Dorman Products (1) 615,433 46,625
LCI Industries  332,641 39,059
Strattec Security (1)(4) 309,006 7,138
Visteon (1) 174,746 24,127
116,949
Broadline Retail 0.2%
Kohl's  725,600 15,209
Savers Value Village (1) 400,817 7,483
22,692
Distributors 0.1%
Pool Corp (3) 29,363 10,456
10,456
Diversified Consumer Services 1.0%
Clear Secure, Class A (3) 386,643 7,361
Strategic Education  1,185,312 89,195
96,556
Hotels, Restaurants & Leisure 2.5%
BJ's Restaurants (1) 685,437 16,080
Cava Group (1)(3) 40,387 1,237
Cava Group, Acquisition Date: 6/23/20 - 3/26/21, Cost $25,570 (1)
(5) 2,587,428 79,253
Dutch Bros, Class A (1)(3) 780,881 18,156
Marriott Vacations Worldwide (3) 357,556 35,981
Papa John's International (3) 857,981 58,532

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SeaWorld Entertainment (1) 87,700 4,056
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $12,311 (1)(2)(5)(6) 1,439,856 7,804
Wyndham Hotels & Resorts  290,500 20,201
241,300
Household Durables 1.2%
Cavco Industries (1) 84,698 22,501
Meritage Homes  755,690 92,489
114,990
Leisure Products 0.1%
Peloton Interactive, Class A (1) 2,004,000 10,120
Rad Power Bikes, Class A, Acquisition Date: 1/22/21,
Cost $5,494 (1)(2)(5) 1,138,910 444
10,564
Specialty Retail 2.2%
Academy Sports & Outdoors  288,900 13,656
Asbury Automotive Group (1) 166,100 38,215
Caleres (3) 1,239,100 35,636
Farfetch, Class A (1)(3) 1,643,300 3,434
Floor & Decor Holdings, Class A (1) 169,700 15,358
Framebridge, EC, Acquisition Date: 5/19/20, Cost $908 (1)(2)(5) 907,892 409
Group 1 Automotive  155,700 41,838
Monro  1,477,666 41,035
Petco Health & Wellness (1)(3) 3,120,937 12,765
Rent the Runway, Class A (1)(3) 2,971,565 2,022
RH (1)(3) 27,900 7,376
211,744
Textiles, Apparel & Luxury Goods 1.0%
Bombas, Acquisition Date: 2/12/21, Cost $14,601 (1)(2)(5) 3,303,766 9,581
Figs, Class A (1)(3) 5,157,617 30,430
Oxford Industries  100,200 9,632
Steven Madden  1,447,040 45,973
95,616
Total Consumer Discretionary 920,867
CONSUMER STAPLES 2.0%
Beverages 0.5%
Boston Beer, Class A (1) 25,966 10,115
Coca-Cola Consolidated  63,874 40,644
50,759
Food Products 1.4%
Farmers Business Network, Warrants, 9/29/33, Acquisition Date:
9/29/23, Cost $— (1)(2)(4)(5) 10,691,000 —

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Nomad Foods (1) 3,652,900 55,597
Post Holdings (1) 530,730 45,505
Simply Good Foods (1) 1,050,381 36,259
137,361
Personal Care Products 0.1%
Oddity Tech, Class A (1) 167,373 4,745
4,745
Total Consumer Staples 192,865
ENERGY 9.5%
Energy Equipment & Services 4.9%
Cactus, Class A  1,411,829 70,888
ChampionX  2,440,062 86,915
Enerflex (CAD)  7,484,329 42,980
Energy Reservoir Holdings, Class A-1, Acquisition Date: 4/30/19,
Cost $20,875 (1)(2)(4)(5)(6) 20,874,541 9,394
Expro Group Holdings (1) 2,809,309 65,260
Liberty Energy, Class A  2,479,799 45,926
Ranger Energy Services (4) 1,506,360 21,360
TechnipFMC  6,436,293 130,914
473,637
Oil, Gas & Consumable Fuels 4.6%
Advantage Energy (CAD) (1)(3) 4,268,347 29,131
CONSOL Energy  239,000 25,074
International Seaways  246,672 11,100
Magnolia Oil & Gas, Class A  2,555,065 58,537
Matador Resources  2,710,651 161,230
Permian Resources (3) 1,289,000 17,994
Range Resources  2,375,700 76,996
REX American Resources (1) 296,671 12,081
Southwestern Energy (1) 7,742,700 49,940
442,083
Total Energy 915,720
FINANCIALS 25.7%
Banks 15.9%
BankUnited  3,264,258 74,099
Blue Foundry Bancorp (1)(3) 895,352 7,494
Cathay General Bancorp  634,700 22,062
Coastal Financial (1) 562,416 24,133
Columbia Banking System  3,107,762 63,088
Columbia Financial (1)(3) 1,061,010 16,668
CRB Group, Acquisition Date: 4/14/22, Cost $3,215 (1)(2)(5) 30,579 2,366
CrossFirst Bankshares, Class A (1) 2,041,705 20,601

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19, Cost $2,923 (1)(2)(4)(5) 292,336 5,847
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost $1,436 (1)(2)(4)(5) 143,582 2,872
Dogwood State Bank, Warrants, 5/6/24, Acquisition Date: 5/6/19,
Cost $— (1)(2)(4)(5) 43,592 454
East West Bancorp  1,146,775 60,446
Eastern Bankshares  6,014,308 75,419
Farmers & Merchants Bank of Long Beach  2,471 12,004
FB Financial  1,522,823 43,187
First Bancshares  699,581 18,868
FS Bancorp (4) 669,358 19,746
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $5,034 (1)(2)(5) 503,404 1,213
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $— (1)(2)(5) 100,220 16
HarborOne Bancorp  2,722,273 25,916
Home BancShares  3,404,251 71,285
Independent Bank  139,195 6,833
Independent Bank Group  777,812 30,762
John Marshall Bancorp (4) 1,054,888 18,830
Kearny Financial  2,514,955 17,429
Live Oak Bancshares (4) 2,477,536 71,725
Metropolitan Bank Holding (1)(4) 555,423 20,151
National Bank Holdings, Class A (4) 1,953,065 58,123
Origin Bancorp  901,449 26,025
Pacific Premier Bancorp  1,186,773 25,824
Pinnacle Financial Partners  1,519,334 101,856
Ponce Financial Group (1)(3) 1,767,877 13,825
Popular  1,284,936 80,964
Preferred Bank (4) 918,209 57,158
Provident Bancorp (1) 1,177,607 11,411
Sandy Spring Bancorp  1,570,937 33,665
Southern First Bancshares (1)(3)(4) 453,822 12,226
SouthState  1,342,537 90,433
Texas Capital Bancshares (1) 1,138,138 67,036
Towne Bank  2,431,052 55,744
Veritex Holdings  1,265,390 22,714
Webster Financial  952,987 38,415
Western Alliance Bancorp  1,119,307 51,455
WSFS Financial  1,511,428 55,167
1,535,555
Capital Markets 2.3%
AssetMark Financial Holdings (1) 1,090,784 27,357
Houlihan Lokey  834,323 89,373

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Main Street Capital (3) 325,032 13,206
OTC Markets Group, Class A  410,654 21,929
StepStone Group, Class A  532,975 16,831
Virtus Investment Partners  268,052 54,144
222,840
Consumer Finance 1.1%
Green Dot, Class A (1) 2,435,698 33,929
NerdWallet, Class A (1) 1,334,178 11,861
PRA Group (1) 921,098 17,694
PROG Holdings (1) 1,334,284 44,312
107,796
Financial Services 2.8%
PennyMac Financial Services  1,526,594 101,671
Radian Group  3,692,476 92,718
Stash Financial, Acquisition Date: 1/6/21 - 1/26/21,
Cost $1,244 (1)(2)(4)(5) 38,630 440
Voya Financial  365,800 24,308
Walker & Dunlop  677,760 50,317
269,454
Insurance 2.4%
BRP Group, Class A (1)(3) 399,926 9,290
Coalition, Acquisition Date: 9/13/21, Cost $357 (1)(2)(5) 21,587 364
First American Financial  568,169 32,096
Hagerty, Warrants, 12/1/26, 11.50% (1) 257,272 273
James River Group Holdings (4) 2,275,010 34,922
Palomar Holdings (1) 88,886 4,511
ProAssurance  2,436,727 46,030
Ryan Specialty Holdings, Class A (1) 1,222,628 59,175
Selective Insurance Group  252,026 26,002
Skyward Specialty Insurance Group (1) 248,396 6,796
White Mountains Insurance Group  7,100 10,619
230,078
Mortgage Real Estate Investment Trusts 1.2%
Hannon Armstrong Sustainable Infrastructure Capital, REIT (3) 3,059,195 64,855
PennyMac Mortgage Investment Trust, REIT  3,731,772 46,274
111,129
Total Financials 2,476,852
HEALTH CARE 9.1%
Biotechnology 4.0%
Apellis Pharmaceuticals (1)(3) 626,425 23,829
Ascendis Pharma, ADR (1) 276,200 25,863
Black Diamond Therapeutics (1)(3) 1,460,500 4,192
Blueprint Medicines (1) 505,332 25,378

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cerevel Therapeutics Holdings (1) 424,765 9,273
CRISPR Therapeutics (1)(3) 316,700 14,375
Cytokinetics (1) 329,700 9,713
Denali Therapeutics (1) 439,138 9,059
Generation Bio (1)(3) 796,708 3,019
HilleVax (1)(3) 347,762 4,677
Icosavax (1)(3) 1,457,655 11,297
Immatics (1)(3) 425,237 4,924
Insmed (1) 1,963,829 49,587
Ionis Pharmaceuticals (1) 905,900 41,092
Karuna Therapeutics (1) 179,630 30,374
Kymera Therapeutics (1) 633,553 8,806
MacroGenics (1) 1,802,100 8,398
MoonLake Immunotherapeutics (1) 180,686 10,299
Morphic Holding (1)(3) 114,500 2,623
MorphoSys, ADR (1) 1,551,500 10,426
Nkarta (1)(3) 1,164,941 1,619
Prothena (1) 87,413 4,218
Relay Therapeutics (1) 808,013 6,795
Repare Therapeutics (1)(3) 615,139 7,431
Replimune Group (1) 497,429 8,511
Syndax Pharmaceuticals (1) 643,100 9,338
Verve Therapeutics (1)(3) 512,929 6,801
Xencor (1) 1,196,358 24,107
Zentalis Pharmaceuticals (1) 420,785 8,441
384,465
Health Care Equipment & Supplies 1.7%
Atrion  68,317 28,227
Avanos Medical (1) 1,015,600 20,535
Embecta  294,771 4,436
Lantheus Holdings (1) 597,019 41,481
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $9,910 (1)(2)
(5) 2,631,808 1,053
QuidelOrtho (1) 698,268 51,001
Utah Medical Products (4) 223,649 19,234
165,967
Health Care Providers & Services 2.6%
Agiliti (1)(3) 1,407,463 9,134
Alignment Healthcare (1) 3,023,610 20,984
Capsule, Acquisition Date: 4/7/21, Cost $3,065 (1)(2)(5) 211,518 620
Ensign Group  717,472 66,675
Innovage Holding (1) 3,156,822 18,909
Option Care Health (1) 584,843 18,920
Pennant Group (1) 1,683,162 18,734

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Select Medical Holdings  3,810,134 96,282
250,258
Health Care Technology 0.5%
Certara (1) 452,380 6,577
Multiplan (1)(3) 16,083,400 27,020
Phreesia (1) 913,424 17,063
50,660
Life Sciences Tools & Services 0.1%
Sotera Health (1)(3) 313,700 4,699
4,699
Pharmaceuticals 0.2%
Structure Therapeutics, ADR (1)(3) 243,200 12,262
Ventyx Biosciences (1) 274,800 9,544
21,806
Total Health Care 877,855
INDUSTRIALS & BUSINESS SERVICES 14.2%
Aerospace & Defense 0.3%
Moog, Class A  268,600 30,341
30,341
Building Products 2.4%
CSW Industrials  335,848 58,854
Insteel Industries  142,058 4,611
UFP Industries  1,147,102 117,463
Zurn Elkay Water Solutions  1,730,535 48,490
229,418
Commercial Services & Supplies 1.9%
Aris Water Solution, Class A (3) 659,449 6,581
Brady, Class A  1,196,492 65,711
Casella Waste Systems, Class A (1) 183,600 14,009
MSA Safety  201,603 31,783
Tetra Tech  156,341 23,768
UniFirst  156,200 25,462
VSE  276,422 13,943
181,257
Construction & Engineering 0.4%
Valmont Industries  168,316 40,431
40,431
Electrical Equipment 0.3%
Thermon Group Holdings (1) 1,220,007 33,514
33,514

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ground Transportation 0.9%
Convoy, Warrants, 3/15/33, Acquisition Date: 3/24/23, Cost $— (1)
(2)(5) 86,098 —
Landstar System  486,300 86,046
86,046
Machinery 3.5%
Alamo Group  234,400 40,518
Blue Bird (1) 789,261 16,851
Crane  175,800 15,618
Esab  763,871 53,639
ESCO Technologies  483,487 50,495
Helios Technologies  918,197 50,941
Hydrofarm Holdings Group (1)(3) 536,557 655
John Bean Technologies  189,300 19,903
RBC Bearings (1)(3) 227,051 53,159
Shyft Group  909,000 13,608
SPX Technologies (1) 319,700 26,024
341,411
Marine Transportation 0.2%
Matson  238,507 21,160
21,160
Passenger Airlines 0.5%
Allegiant Travel  442,807 34,034
Sun Country Airlines Holdings (1) 1,191,411 17,681
51,715
Professional Services 1.6%
Checkr, Acquisition Date: 6/29/18, Cost $866 (1)(2)(4)(5) 211,422 1,142
Conduent (1) 6,830,638 23,771
FTI Consulting (1) 200,377 35,749
Parsons (1) 1,052,860 57,223
Paycor HCM (1)(3) 1,425,165 32,536
150,421
Trading Companies & Distributors 2.2%
Beacon Roofing Supply (1) 1,282,445 98,966
Herc Holdings  265,910 31,627
McGrath RentCorp  501,301 50,251
Rush Enterprises, Class A  698,013 28,500
209,344
Total Industrials & Business Services 1,375,058

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INFORMATION TECHNOLOGY 5.8%
Communications Equipment 0.3%
Viavi Solutions (1) 3,466,800 31,687
31,687
Electronic Equipment, Instruments & Components 2.8%
Belden  407,366 39,331
Knowles (1) 1,390,000 20,586
Littelfuse  386,434 95,573
Mirion Technologies (1) 4,557,810 34,047
PAR Technology (1)(3) 254,500 9,808
Vishay Intertechnology  894,700 22,117
Vontier  1,526,100 47,187
268,649
IT Services 0.0%
Themis Solutions, Acquisition Date: 4/14/21, Cost $3,039 (1)(2)(5) 135,360 2,649
2,649
Semiconductors & Semiconductor Equipment 1.7%
Diodes (1) 254,100 20,033
Entegris  67,918 6,378
Lattice Semiconductor (1) 313,957 26,978
MACOM Technology Solutions Holdings (1) 678,900 55,385
Onto Innovation (1) 438,501 55,918
164,692
Software 1.0%
Apiture, Acquisition Date: 7/1/20 - 6/30/22, Cost $8,333 (1)(2)(5) 523,101 8,783
DoubleVerify Holdings (1) 855,595 23,914
Envestnet (1) 257,346 11,331
Gusto, Acquisition Date: 8/18/20 - 11/9/20, Cost $7,473 (1)(2)(4)
(5) 559,515 8,605
nCino (1) 691,974 22,005
Socure, Acquisition Date: 12/22/21, Cost $2,410 (1)(2)(5) 149,990 823
Workiva (1) 162,136 16,431
91,892
Total Information Technology 559,569
MATERIALS 4.8%
Chemicals 1.7%
Element Solutions  3,421,500 67,096
Hawkins  412,786 24,292
Orion  1,752,591 37,295
Quaker Chemical  211,000 33,760
162,443

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Containers & Packaging 0.3%
Myers Industries  1,730,889 31,035
31,035
Metals & Mining 2.2%
Alpha Metallurgical Resources  50,900 13,220
Carpenter Technology  564,365 37,931
Constellium (1) 4,804,885 87,449
Reliance Steel & Aluminum  282,265 74,018
212,618
Paper & Forest Products 0.6%
Clearwater Paper (1)(4) 1,272,279 46,120
West Fraser Timber (CAD)  133,010 9,656
West Fraser Timber (3) 60,900 4,418
60,194
Total Materials 466,290
REAL ESTATE 9.6%
Diversified Real Estate Investment Trusts 0.6%
Essential Properties Realty Trust, REIT (3) 2,473,823 53,509
53,509
Hotel & Resort Real Estate Investment Trusts 1.1%
Apple Hospitality, REIT (3) 3,787,206 58,096
Pebblebrook Hotel Trust, REIT (3) 3,879,000 52,715
110,811
Industrial Real Estate Investment Trusts 2.0%
EastGroup Properties, REIT  494,600 82,366
Terreno Realty, REIT  1,954,200 110,998
193,364
Office Real Estate Investment Trusts 0.2%
IQHQ, REIT, Acquisition Date: 10/30/19 - 8/21/20,
Cost $13,130 (1)(2)(4)(5) 866,287 16,347
16,347
Real Estate Management & Development 2.2%
FirstService (3) 477,200 69,452
Opendoor Technologies, Class A (1) 4,968,597 13,117
St. Joe  1,434,368 77,929
Tricon Residential (3) 6,472,397 47,896
208,394
Residential Real Estate Investment Trusts 1.0%
Apartment Investment & Management, Class A, REIT (1) 1,715,665 11,667
Centerspace, REIT (3) 95,100 5,731
Independence Realty Trust, REIT  2,316,800 32,597

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
NexPoint Residential Trust, REIT  655,700 21,100
UMH Properties, REIT  1,886,300 26,446
97,541
Retail Real Estate Investment Trusts 1.1%
NETSTREIT, REIT  3,058,036 47,644
Phillips Edison, REIT  302,600 10,150
Saul Centers, REIT (4) 1,323,906 46,694
104,488
Specialized Real Estate Investment Trusts 1.4%
CubeSmart, REIT  1,594,900 60,814
PotlatchDeltic, REIT  1,123,746 51,007
Safehold, REIT (3) 1,580,350 28,130
139,951
Total Real Estate 924,405
UTILITIES 4.3%
Electric Utilities 2.3%
IDACORP  1,046,000 97,958
MGE Energy  1,149,837 78,775
PNM Resources  989,075 44,123
220,856
Gas Utilities 0.9%
Chesapeake Utilities (3) 310,163 30,319
ONE Gas  868,882 59,327
89,646
Multi-Utilities 0.4%
Northwestern Energy Group  885,084 42,537
42,537
Water Utilities 0.7%
Artesian Resources, Class A  485,063 20,368
California Water Service Group  740,539 35,035
Middlesex Water  170,663 11,306
66,709
Total Utilities 419,748
Total Common Stocks (Cost $7,138,755) 9,251,230
CONVERTIBLE BONDS 0.2%
Convoy, 15.00%, 9/30/26, Acquisition Date: 3/24/23,
Cost $597 (1)(2)(5) 597,290 597
Farmers Business Network, 15.00%, 9/29/25, Acquisition Date:
9/29/23, Cost $10,691 (1)(2)(4)(5) 10,691,000 10,691

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Stash Financial, 5.00%, 3/23/26, Acquisition Date: 9/8/23,
Cost $9,400 (1)(2)(4)(5) 9,400,000 9,400
Total Convertible Bonds (Cost $20,688) 20,688
CONVERTIBLE PREFERRED STOCKS 2.8%
CONSUMER DISCRETIONARY 0.1%
Hotels, Restaurants & Leisure 0.0%
Torchys Holdings, Acquisition Date: 11/13/20, Cost $2,539 (1)(2)
(5)(6) 282,711 1,532
1,532
Leisure Products 0.0%
Rad Power Bikes, Series C, Acquisition Date: 1/22/21,
Cost $5,494 (1)(2)(5) 1,138,910 444
Rad Power Bikes, Series D, Acquisition Date: 9/16/21,
Cost $10,332 (1)(2)(5) 1,078,119 421
865
Specialty Retail 0.1%
1661, Series F, Acquisition Date: 5/28/21, Cost $12,383 (1)(2)(5) 2,127,647 2,340
Minted, Series E, Acquisition Date: 10/30/18, Cost $5,471 (1)(2)
(4)(5) 406,249 4,546
6,886
Total Consumer Discretionary 9,283
CONSUMER STAPLES 0.1%
Food Products 0.1%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $15,529 (1)(2)(4)(5) 841,026 4,390
Farmers Business Network, Series E, Acquisition Date: 2/11/19,
Cost $3,362 (1)(2)(4)(5) 144,247 753
Farmers Business Network, Series F, Acquisition Date: 7/31/20,
Cost $881 (1)(2)(4)(5) 26,661 139
Total Consumer Staples 5,282
FINANCIALS 0.4%
Banks 0.1%
CRB Group, Acquisition Date: 1/28/22, Cost $11,470 (1)(2)(5) 109,095 8,439
8,439
Financial Services 0.1%
Stash Financial, Series F, Acquisition Date: 4/24/20,
Cost $11,157 (1)(2)(4)(5) 445,224 5,071
Stash Financial, Series G, Acquisition Date: 1/26/21,
Cost $12,559 (1)(2)(4)(5) 335,107 3,817
8,888

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Insurance 0.2%
Coalition, Series E, Acquisition Date: 9/7/21, Cost $21,422 (1)(2)
(5) 1,296,510 21,885
21,885
Total Financials 39,212
HEALTH CARE 0.7%
Biotechnology 0.0%
Laronde, Series B, Acquisition Date: 7/28/21, Cost $9,269 (1)(2)(5) 331,043 1,390
1,390
Health Care Providers & Services 0.1%
Capsule, Series 1-D, Acquisition Date: 4/7/21, Cost $3,065 (1)(2)
(5) 211,518 620
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $8,981 (1)(2)(4)(5) 3,729,550 4,364
Honor Technology, Series E, Acquisition Date: 9/29/21,
Cost $10,347 (1)(2)(4)(5) 3,272,913 3,829
8,813
Life Sciences Tools & Services 0.6%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $11,917 (1)(2)(4)
(5) 1,011,567 9,074
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $6,453 (1)(2)(5) 472,388 28,688
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $13,636 (1)(2)(5) 307,043 18,647
56,409
Total Health Care 66,612
INDUSTRIALS & BUSINESS SERVICES 0.6%
Aerospace & Defense 0.2%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $14,587 (1)(2)(5) 323,903 10,401
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $14,645 (1)(2)
(4)(5) 2,622,728 13,192
23,593
Electrical Equipment 0.3%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $12,776 (1)
(2)(4)(5) 613,518 3,019
Tonian Holdings, Series A, Non-Voting Shares, Acquisition Date:
1/15/21 - 7/20/21, Cost $8,392 (1)(2)(4)(5) 8,531,194 10,237
Tonian Holdings, Series A, Voting Shares, Acquisition Date:
1/15/21 - 1/26/22, Cost $15,325 (1)(2)(4)(5) 15,050,275 18,060
31,316

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ground Transportation 0.1%
Convoy, Series D, Acquisition Date: 10/30/19, Cost $19,800 (1)(2)
(5) 1,462,353 5,835
5,835
Professional Services 0.0%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $4,046 (1)(2)(4)
(5) 889,080 4,801
4,801
Total Industrials & Business Services 65,545
INFORMATION TECHNOLOGY 0.6%
IT Services 0.1%
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $684 (1)(2)(5) 30,470 596
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $68 (1)(2)(5) 3,030 59
Themis Solutions, Series B, Acquisition Date: 4/14/21,
Cost $74 (1)(2)(5) 3,310 65
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $8,658 (1)(2)(5) 385,620 7,547
8,267
Software 0.5%
Gusto, Series B, Acquisition Date: 8/18/20, Cost $1,746 (1)(2)(4)
(5) 129,187 1,987
Gusto, Series B-2, Acquisition Date: 8/18/20, Cost $3,259 (1)(2)
(4)(5) 241,168 3,709
Gusto, Series C, Acquisition Date: 7/16/18, Cost $5,412 (1)(2)(4)
(5) 711,894 10,949
Gusto, Series D, Acquisition Date: 7/16/19, Cost $7,227 (1)(2)(4)
(5) 542,859 8,349
Mesosphere, Series D, Acquisition Date: 5/4/18, Cost $13,430 (1)
(2)(4)(5) 1,214,930 753
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $11,195 (1)(2)(5) 857,551 5,317
Nuro, Series D, Acquisition Date: 10/29/21, Cost $6,458 (1)(2)(5) 309,802 1,921
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $9,505 (1)(2)(4)(5) 1,881,753 9,597
Socure, Series A, Acquisition Date: 12/22/21, Cost $2,929 (1)(2)
(5) 182,290 1,001
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $2,404 (1)
(2)(5) 149,613 821
Socure, Series B, Acquisition Date: 12/22/21, Cost $44 (1)(2)(5) 2,706 15
Socure, Series E, Acquisition Date: 10/27/21, Cost $5,572 (1)(2)(5) 346,775 1,904
46,323
Total Information Technology 54,590

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MATERIALS 0.3%
Chemicals 0.1%
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $11,381 (1)(2)
(5) 275,749 5,592
5,592
Metals & Mining 0.2%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $14,318 (1)(2)(4)(5) 522,347 22,347
22,347
Total Materials 27,939
Total Convertible Preferred Stocks (Cost $370,202) 268,463
CORPORATE BONDS 0.1%
PRA Group, 5.00%, 10/1/29 (3)(7) 3,086,000 2,353
PRA Group, 7.375%, 9/1/25 (3)(7) 7,212,000 7,014
Total Corporate Bonds (Cost $9,203) 9,367
PREFERRED STOCKS 0.0%
ENERGY 0.0%
Energy Equipment & Services 0.0%
Energy Reservoir Holdings, Class A-3, Acquisition Date: 11/30/22,
Cost $144 (1)(2)(4)(5)(6) 143,910 144
Energy Reservoir Holdings, Class A-3, Acquisition Date: 5/3/21 -
9/29/21, Cost $1,287 (1)(2)(4)(5)(6) 1,286,870 1,364
Total Energy 1,508
Total Preferred Stocks (Cost $1,431) 1,508
SHORT-TERM INVESTMENTS 1.2%
Money Market Funds 1.2%
T. Rowe Price Government Reserve Fund, 5.40% (4)(8) 113,890,822 113,891
Total Short-Term Investments (Cost $113,891) 113,891

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 1.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 5.40% (4)(8) 1,452,320 1,452
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 1,452
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 1.0%
Money Market Funds 1.0%
T. Rowe Price Government Reserve Fund, 5.40% (4)(8) 94,648,503 94,649
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 94,649
Total Securities Lending Collateral (Cost $96,101) 96,101
Total Investments in Securities 101.0%
(Cost $7,750,271) $ 9,761,248
Other Assets Less Liabilities (1.0)% (97,522)
Net Assets 100.0% $ 9,663,726
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) All or a portion of this security is on loan at September 30, 2023.
(4) Affiliated Companies
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$451,138 and represents 4.7% of net assets.
(6) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(7) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$9,367 and represents 0.1% of net assets.
(8) Seven-day yield

T. ROWE PRICE Small-Cap Value Fund

ADR American Depositary Receipts
CAD Canadian Dollar
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Small-Cap Value Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Boston Omaha, Class A  $ 3,277 $ (13,944) $ —
CELLINK, Series D  — (9,757) —
Checkr  — (486) —
Checkr, Series C  — (2,045) —
Clearwater Paper  205 (1,852) —
Cleerly, Series C  — (2,843) —
Dogwood State Bank, Non-Voting Shares  — 585 —
Dogwood State Bank, Voting Shares  — 288 —
Dogwood State Bank, Warrants, 5/6/24  — 102 —
Energy Reservoir Holdings, Class A-1  — — —
Energy Reservoir Holdings, Class A-3  — — —
Energy Reservoir Holdings, Class A-3  — — —
Epirus, Series C-2  — (1,453) —
Farmers Business Network, 15.00%, 9/29/25  — — 9
Farmers Business Network, Warrants, 9/29/33  — — —
Farmers Business Network, Series D  — (37,686) —
Farmers Business Network, Series E  — (6,464) —
Farmers Business Network, Series F  — (1,195) —
FS Bancorp  73 (2,467) 485
Gusto  — (1,931) —
Gusto, Series B  — (446) —
Gusto, Series B-2  — (832) —
Gusto, Series C  — (2,456) —
Gusto, Series D  — (1,873) —
Honor Technology, Series D  — (4,214) —
Honor Technology, Series E  — (3,699) —
IQHQ, REIT  — (7,909) —
James River Group Holdings  (16) (12,236) 667
John Marshall Bancorp  54 (10,975) 233
Kobold Metals, Series B-1  — 8,029 —
Live Oak Bancshares  233 (3,302) 223
Mesosphere, Series D  — — —
Metropolitan Bank Holding  29 (10,911) —
Minted, Series E  — (958) —

T. ROWE PRICE Small-Cap Value Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Myers Industries  $ 1,236 $ (8,222) $ 702
National Bank Holdings, Class A  201 (23,970) 1,493
Preferred Bank  279 (5,996) 1,299
Ranger Energy Services  (443) 5,394 80
Saul Centers, REIT  113 (5,946) 4,687
SecurityScorecard, Series E  — 414 —
Southern First Bancshares  18 (8,573) —
Stash Financial  — (913) —
Stash Financial, 5.00%, 3/23/26  — — 30
Stash Financial, Series F  — (10,516) —
Stash Financial, Series G  — (7,915) —
Strategic Education  (10) (3,289) 2,137
Strattec Security  (184) 1,010 —
Tonian Holdings, Series A, Non-Voting Shares  — — —
Tonian Holdings, Series A, Voting Shares  — — —
Utah Medical Products  (223) (3,047) 208
T. Rowe Price Government Reserve Fund, 5.40% — — 6,401++
Affiliates not held at period end (117,644) 160,999 273
Totals $ (112,802)# $ (43,500) $ 18,927+

T. ROWE PRICE Small-Cap Value Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
09/30/23
AgroFresh Solutions  $ 15,110 $ — $ 30,268 $ —
American Public Education  13,349 — 26,556 —
Boston Omaha, Class A  46,970 47 25,487 *
CELLINK, Series D  * — — 3,019
Checkr  * — — 1,142
Checkr, Series C  * — — 4,801
CIRCOR International  39,650 56 51,973 —
Clearwater Paper  38,800 9,213 41 46,120
Cleerly, Series C  * — — 9,074
Dogwood State Bank, Non-
Voting Shares  * — — 5,847
Dogwood State Bank, Voting
Shares  * — — 2,872
Dogwood State Bank, Warrants,
5/6/24  * — — 454
Energy Reservoir Holdings,
Class A-1  9,394 — — 9,394
Energy Reservoir Holdings,
Class A-3  1,364 — — 1,364
Energy Reservoir Holdings,
Class A-3  144 — — 144
Epirus, Series C-2  * — — 13,192
Farmers Business Network,
15.00%, 9/29/25  — 10,691 — 10,691
Farmers Business Network,
Warrants, 9/29/33  — — — —
Farmers Business Network,
Series D  * — — 4,390
Farmers Business Network,
Series E  * — — 753
Farmers Business Network,
Series F  * — — 139
FS Bancorp  19,136 3,127 50 19,746
Gusto  * — — 8,605
Gusto, Series B  * — — 1,987
Gusto, Series B-2  * — — 3,709
Gusto, Series C  * — — 10,949
Gusto, Series D  * — — 8,349
Honor Technology, Series D  * — — 4,364
Honor Technology, Series E  * — — 3,829

T. ROWE PRICE Small-Cap Value Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
09/30/23
Horizon Global  $ 1,255 $ — $ 23,858 $ —
IQHQ, REIT  * — — 16,347
James River Group Holdings  47,754 93 689 34,922
John Marshall Bancorp  28,820 1,065 80 18,830
Kobold Metals, Series B-1  * — — 22,347
Live Oak Bancshares  75,105 130 208 71,725
LL Flooring Holdings  12,969 — 38,766 —
Mesosphere, Series D  * — — 753
Metropolitan Bank Holding  * 7,059 112 20,151
Minted, Series E  * — — 4,546
Myers Industries  45,660 72 6,475 *
National Bank Holdings, Class
A  80,117 2,187 211 58,123
Preferred Bank  53,839 9,353 38 57,158
Ranger Energy Services  29,835 63 13,932 21,360
RGC Resources  12,676 19 13,081 —
Saul Centers, REIT  54,068 97 1,525 46,694
SecurityScorecard, Series E  * — — 9,597
Southern First Bancshares  20,845 25 71 12,226
Stash Financial  * — — 440
Stash Financial, 5.00%, 3/23/26  — 9,400 — 9,400
Stash Financial, Series F  * — — 5,071
Stash Financial, Series G  * — — 3,817
Strategic Education  95,042 1,338 3,896 *
Strattec Security  7,164 14 1,050 7,138
Tonian Holdings, Series A, Non-
Voting Shares  10,237 — — 10,237
Tonian Holdings, Series A,
Voting Shares  18,060 — — 18,060
Triumph Group  58,424 115 125,812 —
Triumph Group, Warrants,
12/19/23, 12.35%  1,116 — — —
U.S. Xpress Enterprises, Class
A  3,467 1 8,892 —
Utah Medical Products  24,250 318 2,287 19,234
T. Rowe Price Government
Reserve Fund, 5.40% 267,249  ¤  ¤ 209,992
Total $ 853,102^

T. ROWE PRICE Small-Cap Value Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $18,888 of dividend income and $39 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $852,920.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Small-Cap Value Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Small-Cap Value Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Small-Cap Value Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing

T. ROWE PRICE Small-Cap Value Fund

services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Small-Cap Value Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2023. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at September 30, 2023, totaled $(135,970,000) for the period ended September 30, 2023.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Corporate Bonds $ — $ 9,367 $ — $ 9,367
Common Stocks 9,008,711 161,293 81,226 9,251,230
Convertible Bonds — — 20,688 20,688
Convertible Preferred Stocks — — 268,463 268,463
Preferred Stocks — — 1,508 1,508
Short-Term Investments 113,891 — — 113,891
Securities Lending Collateral 96,101 — — 96,101
Total $ 9,218,703 $ 170,660 $ 371,885 $ 9,761,248
($000s)
Beginning
Balance
12/31/22
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
9/30/23
Investment in Securities
Common Stocks $ 212,364 $ 11,733 $ — $ (142,871) $ 81,226
Convertible Bonds — — 20,688 — 20,688
Convertible Preferred Stocks 422,052 (124,692) 3,065 (31,962) 268,463
Preferred Stocks 1,508 — — — 1,508
Total $ 635,924 $ (112,959) $ 23,753 $ (174,833) $ 371,885

T. ROWE PRICE Small-Cap Value Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 81,226 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
100% 100% Decrease
Expected
present value
Discount rate
for cost of
equity
11% 11% Decrease
Discount
for lack of
collectability
50% 50% Decrease
Timing of
events
2.08 yrs 2.08 yrs Decrease
Market
comparable
Premium for
liquidation
preference
—# —# —#
Probability
for potential
outcome
20% 20% Increase
Enterprise
value to sales
multiple
1.7x
– 9.8x
3.9x Increase
Sales growth
rate
10%
– 55%
20% Increase
Enterprise
value to gross
profit multiple
3.3x
– 13.1x
7.3x Increase

T. ROWE PRICE Small-Cap Value Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Gross profit
growth rate
10%
– 37%
18% Increase
Enterprise
value to
EBITDA
multiple
12.9x
– 19.3x
16.9x Increase
EBITDA
growth rate
34%
– 125%
91% Increase
Price to
tangible book
value multiple
0.8x
– 0.9x
0.9x Increase
Tangible book
value growth
rate
14% 14% Increase
Price-to-
earnings
multiple
8.4x
- 11.9x
10.3x Increase
Price-to-
earnings
growth rate
0%
- 85%
43% Increase
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 4% 4% Increase
Volatility 37%
– 39%
37% Increase
Convertible
Bonds
$ 20,688 Recent
comparable
transaction
price(s)
—# —# —# —#

T. ROWE PRICE Small-Cap Value Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Convertible
Preferred
Stocks
$ 268,463 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
100% 100% Decrease
Market
comparable
Premium for
liquidation
preference
—# —# —#
Probability
for potential
outcome
10%
– 70%
33% Increase
Enterprise
value to sales
multiple
1.0x
– 9.8x
5.1x Increase
Sales growth
rate
1%
– 125%
32% Increase
Enterprise
value to gross
profit multiple
1.6x
– 13.1x
8.7x Increase
Gross profit
growth rate
5%
– 37%
25% Increase
Enterprise
value to
EBITDA
multiple
7.5x
– 19.3x
9.0x Increase
EBITDA
growth rate
65% 65% Increase
Enterprise
value to gross
merchandise
value multiple
0.3x 0.3x Increase
Projected
enterprise
value to sales
multiple
3.6x
– 5.1x
4.5x Increase

T. ROWE PRICE Small-Cap Value Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the
Valuation Designee.
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Projected
enterprise
value to
EBITDA
multiple
15.1x 15.1x Increase
Price-to-
earnings
multiple
8.4x
- 11.9x
10.3x Increase
Price-to-
earnings
growth rate
0%
- 85%
43% Increase
Discount rate
for cost of
capital
20%
- 40%
28% Decrease
Discount for
uncertainty
70%
- 100%
90% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Preferred
Stocks
$ 1,508 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
5% 5% Decrease

T. ROWE PRICE Small-Cap Value Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F46-054Q3 09/23